SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Foreign Currency) (Details)	Jun. 30, 2012
Peruvian Nuevo Sol [Member]
Historical Rate	0.37509
Chilean Peso [Member]
Historical Rate	0.002